CONSOLIDATED BALANCE SHEET - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Assets - Non-current
Goodwill	£ 124,417	£ 56,995
Intangible assets	69,550	38,751
Property, plant and equipment	13,324	12,747
Lease right-of-use assets	57,193	51,134
Deferred tax assets	18,674	13,340
Financial assets	363	639
Total	283,521	173,606
Assets - Current
Trade and other receivables	118,303	82,614
Corporation tax receivable	938	2,922
Financial assets	563	584
Cash and cash equivalents	69,884	101,327
Total	189,688	187,447
Total assets	473,209	361,053
Liabilities - Current
Lease liabilities	13,543	11,132
Trade and other payables	78,634	58,599
Corporation tax payable	4,294	1,449
Contingent consideration	5,718	1,409
Deferred consideration	624	3,907
Total	102,813	76,496
Liabilities - Non-current
Lease liabilities	50,142	42,233
Deferred tax liabilities	10,010	5,861
Deferred consideration	9,370	0
Other liabilities	205	136
Total	69,727	48,230
Equity
Share capital	1,114	1,099
Share premium	247	221
Merger relief reserve	30,003	25,527
Retained earnings	283,059	214,638
Other reserves	(13,599)	(3,817)
Investment in own shares	(155)	(1,341)
Total	300,669	236,327
Total liabilities and equity	£ 473,209	£ 361,053